Exhibit 99.1

	Collection Period Beginning Date		8/1/2016
	Collection Period Ending Date		8/31/2016
	Collection Period		15
	Payment Date		9/15/2016

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—%	$—	$—	$—
(2)	Class A-2 Notes	6.0%	$23,971,381.96	$19,806,156.02	$4,165,225.94
(3)	Class A-3 Notes	69.0%	$277,300,000.00	$—	$277,300,000.00
(4)	Class A-4 Notes	18.7%	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	2.3%	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	2.1%	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.9%	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance	100.0%	$401,771,381.96	$19,806,156.02	$381,965,225.94
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$405,521,381.96	$19,806,156.02	$385,715,225.94
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$23,971,381.96	$15,181.88
(14)	Class A-3 Notes		1.24000%	$277,300,000.00	$286,543.33
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$401,771,381.96	$452,038.54
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,695,826.78
(21)	Principal Collections		$12,038,740.58
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$7,415,547.25
(24)	Liquidation Proceeds		$114,954.29
(25)	Recoveries		$34,852.82
(26)	Investment Earnings		$—
(27)	Total Collections		$21,299,921.72
(28)	Reserve Account Draw Amount		$—
(29)	Net Cap Receipt (Class A-2B)		$—
(30)	Net Cap Receipt (Class A-3B)		$—
(31)	Total Net Cap Receipt		$—
(32)	Total Available Funds		$21,299,921.72
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(33)	Servicing Fees	1.00%	$337,934.48	$337,934.48	$—
(34)	Class A-1 Notes Interest		$—	$—	$—
(35)	Class A-2 Notes Interest		$15,181.88	$15,181.88	$—
(36)	Class A-3 Notes Interest		$286,543.33	$286,543.33	$—
(37)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(38)	First Allocation of Principal		$—	$—	$—

(39)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(40)	Second Allocation of Principal		$—	$—	$—
(41)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(42)	Third Allocation of Principal		$8,556,156.02	$8,556,156.02	$—
(43)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(44)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(45)	Reserve Account Deposit		$—	$—	$—
(46)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(47)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(48)	Remaining Funds to Certificate Holders		$703,792.68	$703,792.68	$—
			$21,299,921.72	$21,299,921.72
(49)	Principal Payment		$—
(50)	First Allocation of Principal		$—
(51)	Second Allocation of Principal		$—
(52)	Third Allocation of Principal		$8,556,156.02
(53)	Fourth Allocation of Principal		$7,500,000.00
(54)	Regular Principal Distribution Amount		$3,750,000.00
(55)	Total Principal		$19,806,156.02
	4. POOL INFORMATION
(56)	Pool Balance		$385,715,226.00
(57)	Number of Receivables Outstanding		35,924
(58)	Weighted Average Contract Rate		4.86%
(59)	Weighted Average Maturity		40.03
	5. OVERCOLLATERALIZATION INFORMATION
(60)	Specified Reserve Account Balance		$1,875,000.00
(61)	Initial Target Over Collateral ization Amount		$5,625,000.00
(62)	Target Over Collateral ization Amount		$3,750,000.00
(63)	Beginning Period O/C Amount		$3,750,000.00
(64)	Ending Period O/C Amount		$3,750,000.00
(65)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(66)	Specified Reserve Account Balance		$1,875,000.00
(67)	Beginning Reserve Account Balance		$1,875,000.00
(68)	Reserve Account Deposits		$—
(69)	Reserve Account Earnings
(70)	Distribute Earnings Collection Account		$—
(71)	Reserve Account Draws		$—
(72)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$236,881.09	35	$6,768.03
(74)	Recoveries for Collection Period		$34,852.82	55	$633.69
(75)	Net Losses/(Recoveries) for Collection Period		202,028.27
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$2,449,794.25
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.32664%

		8/31/2016	7/31/2016	6/30/2016	5/31/2016
(79)	Pool Balance at end of collection period	$385,715,226	$405,521,382	$424,966,526	$444,793,522
(80)	Number of receivables outstanding	35,924	37,078	38,138	39,205
(81)	Average month end Pool Balance	$395,618,304	$415,243,954	$434,880,024	$454,987,337
(82)	Realized Losses for Collection Period	$236,881	$181,002	$137,278	$187,798
(83)	Recoveries for Collection Period	$34,853	$52,697	$65,870	$20,159
(84)	Net Losses/(Recoveries) for Collection Period	$202,028	$128,305	$71,407	$167,639
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.719%	0.523%	0.379%	0.495%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.613%	0.371%	0.197%	0.442%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.402%

		8/31/2016	7/31/2016	6/30/2016	5/31/2016
(88)	Receivables 31-59 Days Delinquent	$3,406,051.61	$3,370,260.17	$3,782,257.91	$3,658,384.64
(89)	$ As % of Ending Pool Balance	0.883%	0.831%	0.890%	0.822%
(90)	# of Receivables	286	280	305	286
(91)	# As % of Ending Pool # of Receivables	0.796%	0.755%	0.800%	0.729%
(92)	Receivables 60-89 Days Delinquent	$743,204.41	$905,876.06	$870,192.39	$647,601.40
(93)	$ As % of Ending Pool Balance	0.193%	0.223%	0.205%	0.146%
(94)	# of Receivables	65	71	67	58
(95)	# As % of Ending Pool # of Receivables	0.181%	0.191%	0.176%	0.148%
(96)	Receivables 90 - 119 Days Delinquent	$248,496.36	$371,691.64	$238,094.00	$233,869.79
(97)	$ As % of Ending Pool Balance	0.064%	0.092%	0.056%	0.053%
(98)	# of Receivables	25	32	24	22
(99)	# As % of Ending Pool # of Receivables	0.070%	0.086%	0.063%	0.056%
(100)	Receivables 120+ Days Delinquent	$107,216.41	$78,433.14	$13,202.47	$19,744.87
(101)	$ As % of Ending Pool Balance	0.028%	0.019%	0.003%	0.004%
(102)	# of Receivables	10	5	2	3
(103)	# As % of Ending Pool # of Receivables	0.028%	0.013%	0.005%	0.008%
(104)	Total Delinquencies	$4,504,968.79	$4,726,261.01	$4,903,746.77	$4,559,600.70
(105)	$ As % of Ending Pool Balance	1.168%	1.165%	1.154%	1.025%
(106)	# of Receivables	386	388	398	369
(107)	# As % of Ending Pool # of Receivables	1.074%	1.046%	1.044%	0.941%
(108)	Total Repossession	$541,186.31	$405,462.74	$313,495.98	$216,109.50
(109)	# of Receivables	40	30	24	19

Name: Kim Taylor
Title: Senior Vice President
September 12, 2016